Condensed Consolidated Statement of Shareholders' Equity (Unaudited) (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]
Balances at Dec. 31, 2010	$ 409,268	$ 389	$ 181,519	$ (24,947)	$ 253,526	$ (1,219)	$ 0
Balances (in shares) at Dec. 31, 2010		36,755
Stock-based compensation expense			933
Issuance of restricted stock			(1,371)	1,507
Issuance of restricted stock (in shares)		126
Exercise of stock options			(441)	629
Exercise of stock options (in shares)		53
Return of common stock	(7,890)			(7,890)
Return of common stock (in shares)		(550)
Surrender of fully vested options			(1,029)
Income tax benefit on stock-based compensation			208
Change in cumulative translation adjustment						5,202	5,202
Net income	29,125				29,125		29,125
Total comprehensive income							34,327
Balances at Jun. 30, 2011	$ 436,141	$ 389	$ 179,819	$ (30,701)	$ 282,651	$ 3,983
Balances (in shares) at Jun. 30, 2011		36,384